UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                  San Francisco, CA                    2/04/2008
---------------                  -----------------                    ---------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          133
                                         -----------
Form 13F Information Table Value Total:     $333,014
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABB Ltd ADR                    COM              000375204     4845  168220 SH       SOLE                0 168220    0
ASML Holding NV                COM              N07059186     3053   97563 SH       SOLE                0  97563    0
Abbott Laboratories            COM              002824100     6212  110640 SH       SOLE                0 110640    0
Activision Inc                 COM              004930202     5665  190746 SH       SOLE                0 190746    0
Adobe Systems Inc              COM              00724F101     4880  114210 SH       SOLE                0 114210    0
Advanced Analogic Technologies COM              00752j108      515   45670 SH       SOLE                0  45670    0
Aegean Marine Petroleum Networ COM              Y0017S102      260    6770 SH       SOLE                0   6770    0
Alaska Comm Systems Group      COM              01167p101      436   29055 SH       SOLE                0  29055    0
Allergan Inc                   COM              018490102     4763   74140 SH       SOLE                0  74140    0
Altria Group Inc               COM              02209S103     5241   69345 SH       SOLE                0  69345    0
American Superconductor Corp   COM              030111108      292   10670 SH       SOLE                0  10670    0
American Tower Corp Cl A       COM              029912201     4426  103900 SH       SOLE                0 103900    0
Ametek Inc                     COM              031100100     1186   25325 SH       SOLE                0  25325    0
Amgen Inc                      COM              031162100     3597   77460 SH       SOLE                0  77460    0
Andersons Inc                  COM              034164103      338    7540 SH       SOLE                0   7540    0
Apple Inc                      COM              037833100     8777   44310 SH       SOLE                0  44310    0
Atheros Communications         COM              04743P108     1451   47500 SH       SOLE                0  47500    0
Barnes Group Inc               COM              067806109      254    7620 SH       SOLE                0   7620    0
Best Buy Co Inc                COM              086516101     3507   66610 SH       SOLE                0  66610    0
Bill Barrett Corp              COM              06846n104      363    8675 SH       SOLE                0   8675    0
Brightpoint Inc                COM              109473405      382   24840 SH       SOLE                0  24840    0
Broadcom Corp-Cl A             COM              111320107     3779  144575 SH       SOLE                0 144575    0
Bucyrus Intl                   COM              118759109      517    5205 SH       SOLE                0   5205    0
Bunge Limited                  COM              G16962105     2530   21730 SH       SOLE                0  21730    0
CME Group Inc                  COM              12572Q105     6042    8808 SH       SOLE                0   8808    0
CNH Global N.V.                COM              N20935206     7199  109370 SH       SOLE                0 109370    0
CVS Caremark Corp              COM              126650100     6506  163675 SH       SOLE                0 163675    0
Caterpillar Inc                COM              149123101     5390   74285 SH       SOLE                0  74285    0
Cavium Networks Inc            COM              14965A101     1488   64650 SH       SOLE                0  64650    0
Celgene Corp                   COM              151020104     4347   94060 SH       SOLE                0  94060    0
Central Euro Distribution Corp COM              153435102      432    7430 SH       SOLE                0   7430    0
Chart Industries Inc           COM              16115Q308      445   14415 SH       SOLE                0  14415    0
Chattem Inc                    COM              162456107      386    5105 SH       SOLE                0   5105    0
Cisco Systems Inc              COM              17275R102     6725  248415 SH       SOLE                0 248415    0
Clearwire Corp-Cl A            COM              185385309      241   17560 SH       SOLE                0  17560    0
Cognizant Tech Solutions Corp. COM              192446102     3564  105010 SH       SOLE                0 105010    0
Colgate-Palmolive Co           COM              194162103     6409   82210 SH       SOLE                0  82210    0
Concur Technologies Inc.       COM              206708109     1228   33920 SH       SOLE                0  33920    0
Corning Inc                    COM              219350105     4870  203010 SH       SOLE                0 203010    0
Cubist Pharmaceuticals Inc     COM              229678107      300   14645 SH       SOLE                0  14645    0
Cymer Inc                      COM              232572107      343    8820 SH       SOLE                0   8820    0
DG Fastchannel Inc             COM              23326R109      473   18430 SH       SOLE                0  18430    0
Daktronics Inc.                COM              234264109      288   12760 SH       SOLE                0  12760    0
Danaher Corp                   COM              235851102     3901   44460 SH       SOLE                0  44460    0
Darling International Inc      COM              237266101      396   34270 SH       SOLE                0  34270    0
Dell Inc                       COM              24702R101     3639  148490 SH       SOLE                0 148490    0
Double-Take Software           COM              258598101      478   21985 SH       SOLE                0  21985    0
E M C Corp Mass                COM              268648102     5241  282850 SH       SOLE                0 282850    0
Exxon Mobil Corp               COM              30231G102     3815   40715 SH       SOLE                0  40715    0
FMC Corp                       COM              302491303     4982   91330 SH       SOLE                0  91330    0
GFI Group                      COM              361652209      427    4465 SH       SOLE                0   4465    0
Gen-Probe Inc                  COM              36866t103     1040   16525 SH       SOLE                0  16525    0
Genentech Inc                  COM              368710406     2372   35365 SH       SOLE                0  35365    0
Genzyme Corp General Division  COM              372917104     4833   64920 SH       SOLE                0  64920    0
Gilead Sciences Inc            COM              375558103     6285  136610 SH       SOLE                0 136610    0
Global Telesystems Europe (EUR COM              99naam907        0   33706 SH       SOLE                0  33706    0
Goldman Sachs Group Inc        COM              38141G104     7619   35430 SH       SOLE                0  35430    0
Google                         COM              38259P508     9421   13625 SH       SOLE                0  13625    0
Greenfield Online              COM              395150105      284   19430 SH       SOLE                0  19430    0
Guess? Inc                     COM              401617105     1382   36485 SH       SOLE                0  36485    0
HMS Holdings Corp              COM              40425J101      475   14300 SH       SOLE                0  14300    0
Hanover Insurance Group Inc    COM              410867105      309    6750 SH       SOLE                0   6750    0
Harsco Corp.                   COM              415864107     5308   82850 SH       SOLE                0  82850    0
Harvest Natural Resources Inc  COM              41754V103      326   26115 SH       SOLE                0  26115    0
Hewlett-Packard Co             COM              428236103     7341  145430 SH       SOLE                0 145430    0
Humana Inc                     COM              444859102     1192   15830 SH       SOLE                0  15830    0
II-VI                          COM              902104108      349   11440 SH       SOLE                0  11440    0
Iconix Brand Group Inc         COM              451055107      280   14240 SH       SOLE                0  14240    0
Informatica Corp               COM              45666Q102      369   20490 SH       SOLE                0  20490    0
Intel Corp                     COM              458140100     6499  243775 SH       SOLE                0 243775    0
Investment Technology Group    COM              46145F105      480   10095 SH       SOLE                0  10095    0
J Crew Group Inc               COM              46612h402     1297   26910 SH       SOLE                0  26910    0
Joy Global Inc.                COM              481165108     1353   20555 SH       SOLE                0  20555    0
Key Technology Inc             COM              493143101      435   12595 SH       SOLE                0  12595    0
Kohl's Corp                    COM              500255104     2997   65440 SH       SOLE                0  65440    0
Lazard LTD                     COM              G54050102      258    6350 SH       SOLE                0   6350    0
Lindsay Corp                   COM              535555106      615    8695 SH       SOLE                0   8695    0
LodgeNet Interactive Corp      COM              540211109      214   12250 SH       SOLE                0  12250    0
Martek Biosciences Corp        COM              572901106      371   12540 SH       SOLE                0  12540    0
Medtronic Inc                  COM              585055106     3246   64570 SH       SOLE                0  64570    0
Mellanox technologies Ltd      COM              M51363113      397   21810 SH       SOLE                0  21810    0
Memc Electroncs                COM              552715104     3610   40800 SH       SOLE                0  40800    0
Merck & Co                     COM              589331107     3568   61400 SH       SOLE                0  61400    0
Merrill Lynch & Co.            COM              590188108     2793   52030 SH       SOLE                0  52030    0
Microsemi                      COM              595137100      424   19165 SH       SOLE                0  19165    0
Microsoft Corp                 COM              594918104     9479  266275 SH       SOLE                0 266275    0
Motorola Inc                   COM              620076109     3920  244420 SH       SOLE                0 244420    0
NII Holdings Inc               COM              62913f201     3402   70410 SH       SOLE                0  70410    0
Netezza Corp                   COM              64111N101      531   38460 SH       SOLE                0  38460    0
Nighthawk Radiology Holdings   COM              65411n105      537   25530 SH       SOLE                0  25530    0
NuVasive Inc                   COM              670704105      457   11565 SH       SOLE                0  11565    0
Nuance Communications Inc      COM              67020Y100      431   23080 SH       SOLE                0  23080    0
Nvidia Corporation             COM              67066g104     6252  183777 SH       SOLE                0 183777    0
Omnicell Inc                   COM              68213n109      486   18050 SH       SOLE                0  18050    0
Omnivision Technologies        COM              682128103      307   19630 SH       SOLE                0  19630    0
Oplink Communications Inc      COM              68375Q403      425   27685 SH       SOLE                0  27685    0
Oracle Corp                    COM              68389X105     1264   55970 SH       SOLE                0  55970    0
Orthofix International NV      COM              N6748L102      368    6345 SH       SOLE                0   6345    0
Oshkosh Truck Corp             COM              688239201      908   19220 SH       SOLE                0  19220    0
Parker Drilling Co             COM              701081101     1448  191790 SH       SOLE                0 191790    0
Pepsico Inc                    COM              713448108     1410   18575 SH       SOLE                0  18575    0
PetroQuest Energy Inc          COM              716748108      508   35500 SH       SOLE                0  35500    0
Pinnacle Entertainment Corp    COM              723456109      299   12710 SH       SOLE                0  12710    0
Pros Holdings Inc              COM              74346Y103      639   32580 SH       SOLE                0  32580    0
RF Micro Devices Inc           COM              749941100      472   82730 SH       SOLE                0  82730    0
Radnet Inc                     COM              750491102      417   41050 SH       SOLE                0  41050    0
Research In Motion             COM              760975102     6002   52930 SH       SOLE                0  52930    0
S & P Depository Receipt       COM              78462F103     1506   10300 SH       SOLE                0  10300    0
SBA Communications Corp- CL A  COM              78388J106      427   12625 SH       SOLE                0  12625    0
Schering-Plough Corp           COM              806605101     5422  203545 SH       SOLE                0 203545    0
Schlumberger LTD               COM              806857108     6373   64790 SH       SOLE                0  64790    0
Sensient Technologies Corp     COM              81725T100      292   10310 SH       SOLE                0  10310    0
Silgan Holdings Inc            COM              827048109      330    6345 SH       SOLE                0   6345    0
Silicon Motion Technology ADR  COM              82706C108      340   19150 SH       SOLE                0  19150    0
Sonic Foundry Inc              COM              83545r108       16   11230 SH       SOLE                0  11230    0
Sotheby's                      COM              835898107      368    9660 SH       SOLE                0   9660    0
Starent Networks Corp          COM              85528P108      214   11750 SH       SOLE                0  11750    0
Starwood Hotels & Resorts Worl COM              85590A401     3224   73230 SH       SOLE                0  73230    0
Sunpower Corp Cl A             COM              867652109     3107   23830 SH       SOLE                0  23830    0
Syniverse Holdings Inc         COM              87163F106      345   22170 SH       SOLE                0  22170    0
Taser International Inc        COM              87651b104      399   27760 SH       SOLE                0  27760    0
Teledyne Technologies Inc      COM              879360105      359    6730 SH       SOLE                0   6730    0
Texas Instruments Inc          COM              882508104     4434  132750 SH       SOLE                0 132750    0
Transocean Inc                 COM              G90073100     4285   29933 SH       SOLE                0  29933    0
Triumph Group Inc.             COM              896818101      243    2950 SH       SOLE                0   2950    0
United States Steel Corp       COM              912909108     6522   53940 SH       SOLE                0  53940    0
United Technologies Corp       COM              913017109     7364   96210 SH       SOLE                0  96210    0
V F Corp                       COM              918204108     4145   60370 SH       SOLE                0  60370    0
Veraz Networks Inc             COM              923359103      273   56580 SH       SOLE                0  56580    0
Walt Disney Co Holding Co      COM              254687106     3426  106120 SH       SOLE                0 106120    0
XTO Energy Inc                 COM              98385x106     6435  125293 SH       SOLE                0 125293    0
Yum! Brands Inc                COM              988498101     6364  166295 SH       SOLE                0 166295    0
iShares Russell 1000 Growth In COM              464287614     2273   37400 SH       SOLE                0  37400    0